Income Taxes - Schedule of Provision For Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Provision For Income Taxes [Line Items]
Provisions for deferred income tax	$ 24,547	$ (472)
Provisions for deferred income tax
Provisions for deferred income tax	24,547	(472)
Income tax expenses	126,958	179,813
Hong Kong [Member]
Schedule of Provision For Income Taxes [Line Items]
Provisions for current income tax	102,411	180,286
Provisions for deferred income tax	24,547	(473)
Provisions for deferred income tax
Provisions for current income tax	102,411	180,286
Provisions for deferred income tax	$ 24,547	$ (473)